Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 22.0%
29Metals Ltd.	54,983	$43,495
Abacus Property Group	110,305	195,313
Accent Group Ltd.	101,559	171,866
Adbri Ltd.	122,820	129,678
AGL Energy Ltd.	175,904	968,349
Allkem Ltd.(a)	148,220	1,217,256
ALS Ltd.	120,417	1,050,967
Altium Ltd.	29,960	763,718
Alumina Ltd.	632,300	641,747
AMP Ltd.	754,275	570,275
Ampol Ltd.	62,931	1,255,645
Ansell Ltd.	34,520	614,287
APA Group	308,147	2,103,852
APM Human Services International Ltd.	81,366	101,956
Arafura Rare Earths Ltd.(a)	458,041	125,829
ARB Corp. Ltd.	20,283	433,303
Arena REIT	97,675	242,812
Argosy Minerals Ltd.(a)	307,944	83,812
Aristocrat Leisure Ltd.	156,402	3,956,260
ASX Ltd.	52,389	2,384,198
Atlas Arteria Ltd.	371,589	1,615,605
AUB Group Ltd.	26,612	487,729
Aurizon Holdings Ltd.	467,332	1,062,548
Aussie Broadband Ltd.(a)	53,578	118,074
Austal Ltd.	98,451	108,050
Australia & New Zealand Banking Group Ltd.	782,792	12,711,157
Australian Agricultural Co. Ltd.(a)	91,846	93,556
Australian Clinical Labs Ltd.(b)	25,633	60,144
Australian Ethical Investment Ltd.	21,784	47,017
AVZ Minerals Ltd.(a)(c)	347,816	143,613
Bank of Queensland Ltd.	163,466	631,245
Bapcor Ltd.	83,582	364,718
Beach Energy Ltd.	397,849	391,598
Bega Cheese Ltd.	91,458	230,295
Bellevue Gold Ltd.(a)	234,816	220,434
Bendigo & Adelaide Bank Ltd.	149,665	861,658
BHP Group Ltd.	1,323,302	39,272,260
Blackmores Ltd.	4,060	256,456
BlueScope Steel Ltd.	119,107	1,583,136
Boral Ltd.(a)	120,050	329,521
Boss Energy Ltd. (a)	96,454	169,845
BrainChip Holdings Ltd.(a)(b)	395,214	106,985
Brambles Ltd.	362,294	3,431,948
Breville Group Ltd.	28,292	388,661
Brickworks Ltd.	19,734	328,337
BWP Trust	127,046	327,490
Calix Ltd.(a)	37,895	119,339
Capricorn Metals Ltd.(a)	77,742	228,756
carsales.com Ltd.	94,798	1,503,335
Centuria Capital Group	140,574	161,072
Centuria Industrial REIT	155,840	324,086
Centuria Office REIT	107,261	101,517
Chalice Mining Ltd.(a)	93,929	499,363
Challenger Ltd.	149,904	603,218
Champion Iron Ltd.	90,226	392,020
Charter Hall Group	121,868	906,679
Charter Hall Long Wale REIT	142,219	411,693
Charter Hall Retail REIT	135,190	347,996
Security	Shares	Value

Australia (continued)
Charter Hall Social Infrastructure REIT	79,435	$159,795
Cleanaway Waste Management Ltd.	577,303	929,722
Clinuvel Pharmaceuticals Ltd.	8,765	117,949
Cochlear Ltd.	17,129	2,808,601
Codan Ltd./Australia	35,487	172,380
Coles Group Ltd.	348,397	4,208,697
Collins Foods Ltd.	33,319	192,097
Commonwealth Bank of Australia	442,654	29,293,113
Computershare Ltd.	143,600	2,137,603
Core Lithium Ltd.(a)(b)	424,844	279,659
Coronado Global Resources Inc.(d)	234,456	258,503
Corporate Travel Management Ltd.	32,088	448,951
Costa Group Holdings Ltd.	143,095	237,457
Credit Corp. Group Ltd.	17,564	211,498
Cromwell Property Group	395,820	149,990
CSL Ltd.	126,122	25,178,572
CSR Ltd.	127,369	445,883
Data#3 Ltd.	33,846	170,862
De Grey Mining Ltd.(a)	307,064	329,576
Deterra Royalties Ltd.	114,755	351,881
Dexus	280,898	1,455,890
Dexus Industria REIT	41,730	77,325
Dicker Data Ltd.	16,185	87,587
Domain Holdings Australia Ltd.	72,988	162,785
Domino’s Pizza Enterprises Ltd.	15,630	526,099
Downer EDI Ltd.	178,628	422,586
Eagers Automotive Ltd.	41,983	396,465
Elders Ltd.	44,185	237,893
Endeavour Group Ltd./Australia	373,229	1,682,217
Evolution Mining Ltd.	477,857	1,126,777
EVT Ltd.	29,141	233,543
Firefinch Ltd.(a)(c)	298,353	31,587
FleetPartners Group Ltd., NVS	77,469	107,974
Flight Centre Travel Group Ltd.(a)(b)	38,750	508,855
Fortescue Metals Group Ltd.	442,309	6,188,619
G8 Education Ltd.	190,514	154,270
Gold Road Resources Ltd.	277,443	345,218
Goodman Group	441,270	5,688,690
Goulamina Holdings Pty Ltd.(a)	160,466	56,358
GPT Group (The)	504,879	1,484,608
GrainCorp Ltd., Class A	65,464	296,603
Grange Resources Ltd.	153,758	63,108
Growthpoint Properties Australia Ltd.	68,775	149,080
GUD Holdings Ltd.	35,866	228,787
GWA Group Ltd.	36,102	42,172
Hansen Technologies Ltd.	53,528	160,331
Harvey Norman Holdings Ltd.	149,904	360,010
Healius Ltd.	158,590	315,164
Helia Group Ltd.	111,148	233,476
Home Consortium Ltd.	26,067	68,236
HomeCo Daily Needs REIT	363,271	290,393
HUB24 Ltd.	20,500	387,622
IDP Education Ltd.	53,990	1,014,298
IGO Ltd.	173,419	1,596,995
Iluka Resources Ltd.	109,160	802,104
Imdex Ltd.	111,062	153,469
Imugene Ltd.(a)	1,326,461	110,730
Incitec Pivot Ltd.	502,454	1,070,536
Ingenia Communities Group	99,029	282,249
Inghams Group Ltd.	101,523	189,512

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Insignia Financial Ltd.	163,140	$323,795
Insurance Australia Group Ltd.	646,663	2,142,450
Integral Diagnostics Ltd.	42,124	88,244
InvoCare Ltd.	32,919	243,125
ionner Ltd.(a)	422,482	86,265
IPH Ltd.	62,026	335,540
IRESS Ltd.	47,468	326,152
James Hardie Industries PLC	115,171	2,570,052
JB Hi-Fi Ltd.	29,776	881,242
Jervois Global Ltd.(a)(b)	450,748	26,521
Johns Lyng Group Ltd.	40,304	181,714
Judo Capital Holdings Ltd.(a)	163,965	135,166
Jumbo Interactive Ltd.	14,401	125,270
Karoon Energy Ltd.(a)	167,102	238,873
Kelsian Group Ltd.	43,552	177,540
Lake Resources NL(a)(b)	340,010	95,969
Lendlease Corp. Ltd.	183,885	913,244
Lifestyle Communities Ltd.	22,762	257,716
Link Administration Holdings Ltd.	140,697	198,499
Liontown Resources Ltd.(a)(b)	405,555	745,822
Lottery Corp. Ltd. (The)	580,524	1,946,487
Lovisa Holdings Ltd.	15,923	282,493
Lynas Rare Earths Ltd.(a)	236,711	1,016,651
MA Financial Group Ltd.	35,634	109,609
Maas Group Holdings Ltd.(b)	27,246	54,701
Macquarie Group Ltd.	96,619	11,786,724
Magellan Financial Group Ltd.	36,977	200,397
Mayne Pharma Group Ltd.	25,017	69,033
McMillan Shakespeare Ltd.	19,320	197,358
Medibank Pvt Ltd.	706,964	1,673,071
Megaport Ltd.(a)(b)	44,782	169,328
Mesoblast Ltd.(a)(b)	228,080	130,264
Metcash Ltd.	237,148	614,573
Mincor Resources NL(a)(b)	108,124	101,070
Mineral Resources Ltd.	43,809	2,161,125
Mirvac Group	1,009,075	1,619,995
Monadelphous Group Ltd.	26,810	220,997
Mount Gibson Iron Ltd.(a)(b)	174,116	55,052
Nanosonics Ltd.(a)	74,265	282,923
National Australia Bank Ltd.	823,810	15,859,290
National Storage REIT	280,377	466,990
Neometals Ltd.(a)(b)	137,067	56,903
Netwealth Group Ltd.	32,086	291,567
Neuren Pharmaceuticals Ltd., NVS(a)	28,759	271,271
New Hope Corp. Ltd.	137,586	486,355
Newcrest Mining Ltd.	234,308	4,474,077
NEXTDC Ltd.(a)	118,381	908,403
nib holdings Ltd.	117,264	601,692
Nick Scali Ltd.(b)	13,673	88,496
Nickel Mines Ltd.	320,099	203,658
Nine Entertainment Co. Holdings Ltd.	390,999	539,348
Northern Star Resources Ltd.	303,250	2,704,931
Novonix Ltd.(a)(b)	80,942	53,618
NRW Holdings Ltd.	112,905	181,447
Nufarm Ltd./Australia	92,187	342,772
Objective Corp. Ltd.	8,411	72,005
Omni Bridgeway Ltd.(a)	84,140	128,302
oOh!media Ltd.	140,945	154,426
Orica Ltd.	120,075	1,296,067
Origin Energy Ltd.	461,105	2,556,604
Security	Shares	Value

Australia (continued)
Orora Ltd.	212,702	$486,139
Paladin Energy Ltd.(a)	636,301	279,859
Pepper Money Ltd./Australia	73,796	63,855
Perenti Global Ltd.(a)	173,291	132,796
Perpetual Ltd.	32,323	528,250
Perseus Mining Ltd.	336,662	497,550
PEXA Group Ltd.(a)	44,399	394,029
Pilbara Minerals Ltd.	663,513	1,888,498
Pinnacle Investment Management Group Ltd.	46,773	257,578
Platinum Asset Management Ltd.	139,118	162,518
PointsBet Holdings Ltd.(a)(b)	56,059	58,410
PolyNovo Ltd.(a)	153,632	166,902
Premier Investments Ltd.	22,380	389,486
Pro Medicus Ltd.	11,547	473,968
PWR Holdings Ltd.	22,674	151,458
Qantas Airways Ltd.(a)	237,961	1,049,395
QBE Insurance Group Ltd.	385,354	3,940,550
Qube Holdings Ltd.	417,986	855,114
Ramelius Resources Ltd.	241,429	210,697
Ramsay Health Care Ltd.	46,942	2,018,563
REA Group Ltd.	13,882	1,305,580
Reece Ltd.	56,251	685,228
Region RE Ltd.	270,586	442,803
Regis Resources Ltd.(a)	200,981	284,375
Reliance Worldwide Corp. Ltd.	213,449	582,103
Rio Tinto Ltd.	96,683	7,251,671
Rural Funds Group.	124,460	162,153
Sandfire Resources Ltd.(a)(b)	116,908	509,351
Santos Ltd.	822,193	3,894,805
Sayona Mining Ltd.(a)(b)	1,687,300	227,915
Scentre Group	1,356,552	2,603,352
SEEK Ltd.	87,642	1,429,992
Select Harvests Ltd.(b)	41,407	121,501
Seven Group Holdings Ltd.	42,674	674,059
Seven West Media Ltd.(a)	286,935	73,379
Sigma Healthcare Ltd.	275,906	128,052
Silex Systems Ltd.(a)	40,943	91,495
Silver Lake Resources Ltd.(a)	267,249	225,299
Sims Ltd.	44,558	466,957
SiteMinder Ltd.(a)(b)	63,930	155,054
SmartGroup Corp. Ltd.	38,333	171,581
Sonic Healthcare Ltd.	119,169	2,809,164
South32 Ltd.	1,190,658	3,365,693
Star Entertainment Grp Ltd. (The)(a)	391,634	331,978
Steadfast Group Ltd.	270,483	1,066,354
Stockland	623,942	1,849,598
Strike Energy Ltd.(a)	510,989	161,418
Suncorp Group Ltd.	329,342	2,742,111
Super Retail Group Ltd.	37,978	342,736
Syrah Resources Ltd.(a)(b)	189,410	146,452
Tabcorp Holdings Ltd.	608,095	424,155
Technology One Ltd.	76,501	771,269
Telix Pharmaceuticals Ltd.(a)	52,579	355,901
Telstra Corp. Ltd.	1,056,407	3,064,863
Temple & Webster Group Ltd.(a)(b)	31,559	84,615
Terracom Ltd.	96,480	41,115
Tietto Minerals Ltd.(a)	173,644	68,945
Transurban Group	801,237	7,990,975
Treasury Wine Estates Ltd.	188,860	1,749,429
Tyro Payments Ltd.(a)	97,851	103,583

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
United Malt Grp Ltd.	78,724	$230,637
Ventia Services Group Pty Ltd.	123,622	215,307
Vicinity Ltd.	1,012,729	1,415,764
Viva Energy Group Ltd.(d)	208,726	431,436
Vulcan Energy Resources Ltd.(a)(b)	26,148	104,129
Vulcan Steel Ltd.	15,741	81,416
Washington H Soul Pattinson & Co. Ltd.	55,582	1,163,523
Waypoint REIT Ltd.	198,159	344,156
Webjet Ltd.(a)	99,935	494,213
Weebit Nano Ltd.(a)	43,331	153,460
Wesfarmers Ltd.	295,558	10,224,356
West African Resources Ltd.(a)(b)	289,028	186,996
Westpac Banking Corp.	914,611	13,690,972
Whitehaven Coal Ltd.	225,508	1,082,162
WiseTech Global Ltd.	37,568	1,720,829
Woodside Energy Group Ltd.	496,421	11,263,953
Woolworths Group Ltd.	317,999	8,203,361
Worley Ltd.	81,765	821,531
Xero Ltd.(a)	35,011	2,185,587
Zip Co. Ltd.(a)(b)	133,369	45,564
		366,414,080
Hong Kong — 7.3%
AIA Group Ltd.	3,094,200	33,686,776
ASMPT Ltd.	82,400	647,841
Bank of East Asia Ltd. (The)	319,800	421,467
BOC Hong Kong Holdings Ltd.	985,000	3,109,371
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Budweiser Brewing Co. APAC Ltd.(b)(d)	455,400	1,315,746
Cafe de Coral Holdings Ltd.	92,000	128,863
Champion REIT	621,000	259,211
Chinese Estates Holdings Ltd.(a)	276,000	79,729
Chow Sang Sang Holdings International Ltd.	90,000	118,252
CITIC Telecom International Holdings Ltd.	402,000	161,503
Citychamp Watch & Jewellery Group Ltd.(a)	532,000	80,026
CK Asset Holdings Ltd.	522,072	3,087,075
CK Hutchison Holdings Ltd.	707,072	4,727,078
CK Infrastructure Holdings Ltd.	159,000	905,248
CK Life Sciences International Holdings Inc.	1,126,000	113,666
CLP Holdings Ltd.	427,500	3,183,046
C-Mer Eye Care Holdings Ltd.(a)	112,000	64,157
Comba Telecom Systems Holdings Ltd.	496,000	97,069
Cowell e Holdings Inc.(a)	65,000	125,724
Dah Sing Banking Group Ltd.	112,800	90,476
Dah Sing Financial Holdings Ltd.	33,600	86,081
EC Healthcare	107,000	72,050
E-Commodities Holdings Ltd.	440,000	73,064
ESR Group Ltd.(d)	537,600	840,346
Far East Consortium International Ltd.	318,400	80,432
First Pacific Co. Ltd.	582,000	194,891
Fortune REIT	482,000	403,226
Fosun Tourism Group(a)(d)	67,400	78,568
Futu Holdings Ltd., ADR(a)(b)	15,675	693,932
Galaxy Entertainment Group Ltd.(a)	574,000	4,085,325
Guotai Junan International Holdings Ltd.	1,748,000	147,638
Haitong International Securities Group Ltd.(a)(b)	643,300	54,301
Hang Lung Group Ltd.	192,000	337,540
Hang Lung Properties Ltd.	526,000	961,489
Hang Seng Bank Ltd.	200,600	2,973,463
Health and Happiness H&H International Holdings Ltd.	51,000	87,336
Henderson Land Development Co. Ltd.	381,970	1,360,090
Security	Shares	Value

Hong Kong (continued)
HKBN Ltd.	263,500	$185,939
HKT Trust & HKT Ltd., Class SS	1,027,720	1,350,703
Hong Kong & China Gas Co. Ltd.	3,005,525	2,668,698
Hong Kong Exchanges & Clearing Ltd.	288,800	11,990,081
Hong Kong Technology Venture Co. Ltd.(b)	102,000	64,160
Hongkong Land Holdings Ltd.	292,500	1,301,752
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	642,000	111,374
Hysan Development Co. Ltd.	170,000	480,428
IGG Inc.(a)	291,000	240,555
Jardine Matheson Holdings Ltd.	40,900	1,977,178
Johnson Electric Holdings Ltd.	121,500	135,845
K Wah International Holdings Ltd.	291,000	100,559
Kerry Logistics Network Ltd.	96,151	136,234
Kerry Properties Ltd.	148,500	383,146
Link REIT	673,900	4,407,903
Luk Fook Holdings International Ltd.	90,000	288,407
Man Wah Holdings Ltd.	473,600	398,410
MECOM Power and Construction Ltd.	424,000	77,391
Melco International Development Ltd.(a)	189,000	219,964
Melco Resorts & Entertainment Ltd., ADR(a)	55,266	753,828
MGM China Holdings Ltd.(a)	266,400	363,868
MTR Corp. Ltd.	407,500	2,036,082
New World Development Co. Ltd.	398,000	1,061,417
Nissin Foods Co. Ltd.	66,000	58,961
NWS Holdings Ltd.	410,000	355,126
Pacific Basin Shipping Ltd.	1,325,000	461,042
Pacific Textiles Holdings Ltd.	261,000	83,979
PAX Global Technology Ltd.	177,000	145,802
PCCW Ltd.	1,158,000	604,045
Perfect Medical Health Management Ltd.	65,000	31,702
Power Assets Holdings Ltd.	353,500	2,020,004
Prosperity REIT	322,000	78,107
Realord Group Holdings Ltd.(a)	108,000	74,728
Sa Sa International Holdings Ltd.(a)	214,000	50,314
Sands China Ltd.(a)	641,600	2,297,838
Shangri-La Asia Ltd.(a)	328,000	302,585
Shun Tak Holdings Ltd.(a)	468,000	84,954
Sino Land Co. Ltd.	924,000	1,245,156
SITC International Holdings Co. Ltd.	334,000	617,794
SJM Holdings Ltd.(a)	642,000	334,309
SmarTone Telecommunications Holdings Ltd.	153,000	93,124
Stella International Holdings Ltd.	175,500	182,662
Sun Hung Kai & Co. Ltd.	254,000	93,721
Sun Hung Kai Properties Ltd.	383,000	5,332,617
SUNeVision Holdings Ltd.	228,000	129,547
Sunlight REIT	297,000	115,172
Swire Pacific Ltd., Class A	126,000	1,000,204
Swire Properties Ltd.	293,200	788,043
Techtronic Industries Co. Ltd.	351,000	3,797,289
Texhong Textile Group Ltd.	123,000	89,851
Theme International Holdings Ltd.(a)	1,170,000	135,955
United Energy Group Ltd.(a)(b)	2,276,000	342,979
United Laboratories International Holdings Ltd. (The)	220,000	178,130
Value Partners Group Ltd.(b)	291,000	92,361
Vesync Co. Ltd.	90,000	35,084
Vitasoy International Holdings Ltd.	194,000	343,154
Viva China Holdings Ltd.(a)	792,000	134,456
Vobile Group Ltd.(a)(b)	336,000	131,122

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
VSTECS Holdings Ltd.	152,000	$87,323
VTech Holdings Ltd.	39,300	235,939
WH Group Ltd.(d)	2,269,500	1,263,518
Wharf Real Estate Investment Co. Ltd.	425,000	2,450,854
Xinyi Glass Holdings Ltd.(b)	473,000	865,372
Yue Yuen Industrial Holdings Ltd.	195,000	293,461
		122,724,404
Japan — 64.4%
77 Bank Ltd. (The)	18,900	307,274
ABC-Mart Inc.	8,400	477,361
Activia Properties Inc.	191	556,546
Adastria Co. Ltd.	3,300	62,234
ADEKA Corp.	24,000	405,299
Advance Logistics Investment Corp.	195	197,651
Advance Residence Investment Corp.	350	908,111
Advantest Corp.	48,200	3,756,316
Adventure Inc.(b)	400	29,826
Aeon Co. Ltd.	171,900	3,503,666
Aeon Delight Co. Ltd.	6,600	146,262
AEON Financial Service Co. Ltd.	28,200	251,195
Aeon Hokkaido Corp.	10,100	60,593
Aeon Mall Co. Ltd.	28,800	388,297
AEON REIT Investment Corp.	476	545,710
AGC Inc.	51,100	1,905,256
Ai Holdings Corp.	7,700	134,803
Aica Kogyo Co. Ltd.	13,100	297,825
Aichi Financial Group Inc., NVS	9,200	144,472
Aida Engineering Ltd.	6,700	42,206
Aiful Corp.	101,500	276,076
Ain Holdings Inc.	5,700	237,028
Air Water Inc.	51,200	646,952
Airtrip Corp.	1,900	38,212
Aisin Corp.	37,800	1,109,485
Ajinomoto Co. Inc.	120,200	4,322,915
Alfresa Holdings Corp.	47,200	683,432
Alpen Co. Ltd.	1,700	25,994
Alpha Systems Inc.	2,000	60,870
Alps Alpine Co. Ltd.	56,624	516,980
Amada Co. Ltd.	88,100	822,589
Amano Corp.	11,800	240,259
Amvis Holdings Inc.	9,500	206,884
ANA Holdings Inc.(a)	40,700	887,791
Anicom Holdings Inc.	23,200	90,316
Anritsu Corp.	34,800	318,646
AOKI Holdings Inc.	7,500	52,240
Aozora Bank Ltd.	29,500	529,200
Appier Group Inc.(a)	11,400	129,455
Arata Corp.	4,700	152,824
Arcland Service Holdings Co. Ltd.	2,900	60,963
ARCLANDS Corp.	4,500	50,967
Arcs Co. Ltd.	11,800	214,538
Argo Graphics Inc.	4,700	132,432
Ariake Japan Co. Ltd.	4,300	174,393
ARTERIA Networks Corp.	4,000	38,312
As One Corp.	6,800	288,079
Asahi Group Holdings Ltd.	119,500	4,616,772
Asahi Holdings Inc.	23,700	348,918
Asahi Intecc Co. Ltd.	58,600	1,060,440
Asahi Kasei Corp.	328,900	2,323,073
Asics Corp.	41,100	1,148,799
Security	Shares	Value

Japan (continued)
ASKUL Corp.	9,500	$126,605
Astellas Pharma Inc.	482,400	7,267,143
Atom Corp.(a)(b)	29,100	179,227
Autobacs Seven Co. Ltd.	22,400	254,727
Avex Inc.	5,300	60,699
Awa Bank Ltd. (The)	9,700	145,082
Axial Retailing Inc.	5,600	145,339
Azbil Corp.	30,400	850,189
AZ-COM MARUWA Holdings Inc.	7,600	112,065
Bandai Namco Holdings Inc.	158,400	3,598,121
Bank of Kyoto Ltd. (The)	15,800	777,398
BayCurrent Consulting Inc.	33,600	1,167,936
Belc Co. Ltd.	3,500	158,129
Bell System24 Holdings Inc.	4,900	50,375
Belluna Co. Ltd.	7,600	41,698
Benefit One Inc.	20,200	278,038
Benesse Holdings Inc.	17,600	252,606
BeNext-Yumeshin Group Co.	11,900	176,289
Bengo4.com Inc.(a)	900	17,328
Bic Camera Inc.	25,300	211,672
BIPROGY Inc.	20,200	487,014
BML Inc.	5,200	116,784
Bridgestone Corp.	149,600	6,007,688
Brother Industries Ltd.	60,000	942,314
Bunka Shutter Co. Ltd.	6,400	54,532
C Uyemura & Co. Ltd.	2,300	110,981
Calbee Inc.	22,500	486,556
Canon Electronics Inc.	4,100	55,844
Canon Inc.	262,400	6,249,671
Canon Marketing Japan Inc.	11,300	282,533
Capcom Co. Ltd.	46,100	1,732,327
Casio Computer Co. Ltd.	46,700	444,341
Cawachi Ltd.	1,400	24,001
CellSource Co. Ltd.(a)(b)	1,200	22,682
Central Glass Co. Ltd.	5,000	107,984
Central Japan Railway Co.	36,900	4,568,171
Change Inc.	7,900	133,651
Chiba Bank Ltd. (The)	143,900	939,671
Chiyoda Corp.(a)	30,200	89,094
Chofu Seisakusho Co. Ltd.	3,100	55,964
Chubu Electric Power Co. Inc.	174,500	1,946,086
Chudenko Corp.	4,400	72,162
Chugai Pharmaceutical Co. Ltd.	176,200	4,546,953
Chugin Financial Group Inc., NVS	32,900	220,760
Chugoku Electric Power Co. Inc. (The)(a)	69,600	366,493
Chugoku Marine Paints Ltd.	6,600	57,677
Citizen Watch Co. Ltd.	66,700	369,074
CKD Corp.	18,600	283,326
Coca-Cola Bottlers Japan Holdings Inc.	31,525	339,721
COLOPL Inc.	23,400	110,030
Colowide Co. Ltd.	19,000	291,092
Comforia Residential REIT Inc.	177	442,822
COMSYS Holdings Corp.	29,600	566,430
Comture Corp.	6,900	101,793
Concordia Financial Group Ltd.	292,800	1,110,988
Cosmo Energy Holdings Co. Ltd.	21,500	687,335
Cosmos Pharmaceutical Corp.	4,900	481,940
CRE Logistics REIT Inc.	172	236,835
Create Restaurants Holdings Inc.	30,100	219,638
Create SD Holdings Co. Ltd.	7,100	172,227

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Credit Saison Co. Ltd.	39,900	$552,811
Curves Holdings Co. Ltd.	7,700	44,892
CyberAgent Inc.	117,500	1,025,375
CYBERDYNE Inc.(a)(b)	29,100	60,145
Cybozu Inc.	5,600	111,785
Dai Nippon Printing Co. Ltd.	58,600	1,684,522
Daicel Corp.	69,500	547,928
Daido Steel Co. Ltd.	7,100	273,422
Daifuku Co. Ltd.	83,500	1,538,469
Daihen Corp.	5,700	187,709
Daiho Corp.	1,700	48,840
Dai-ichi Life Holdings Inc.	259,100	4,819,459
Daiichi Sankyo Co. Ltd.	458,500	15,733,246
Daiichikosho Co. Ltd.	23,100	414,142
Daiki Aluminium Industry Co. Ltd.	4,200	43,089
Daikin Industries Ltd.	64,800	11,769,693
Daikokutenbussan Co. Ltd.	900	36,032
Daio Paper Corp.	27,500	222,865
Daiseki Co. Ltd.	10,540	301,553
Daishi Hokuetsu Financial Group Inc.	9,200	205,018
Daito Trust Construction Co. Ltd.	17,200	1,630,176
Daiwa House Industry Co. Ltd.	158,400	4,037,375
Daiwa House REIT Investment Corp.	571	1,214,899
Daiwa Industries Ltd.	5,300	55,982
Daiwa Office Investment Corp.	74	321,664
Daiwa Securities Group Inc.	353,500	1,641,899
Daiwa Securities Living Investments Corp.	523	444,682
Daiwabo Holdings Co.Ltd.	20,500	386,819
DCM Holdings Co. Ltd.	29,200	305,879
Demae-Can Co. Ltd.(a)(b)	7,900	22,023
DeNA Co. Ltd.(a)	26,400	370,781
Denka Co. Ltd.	21,100	422,579
Denso Corp.	113,000	6,821,085
Dentsu Group Inc.	53,200	1,917,052
Descente Ltd.	5,600	177,868
Dexerials Corp.	12,200	232,173
DIC Corp.	19,100	352,842
Digital Arts Inc.	2,800	104,226
Digital Garage Inc.	7,900	278,711
Dip Corp.	8,400	207,245
Direct Marketing MiX Inc.	3,000	26,433
Disco Corp.	22,900	2,607,284
DMG Mori Co. Ltd.	31,100	498,927
Doshisha Co. Ltd.	4,000	62,979
Doutor Nichires Holdings Co. Ltd.	10,400	164,002
Dowa Holdings Co. Ltd.	12,700	414,915
DTS Corp.	8,900	211,460
Duskin Co. Ltd.	9,000	220,789
DyDo Group Holdings Inc.	1,100	41,117
Earth Corp.	3,900	142,949
East Japan Railway Co.	79,700	4,560,562
Ebara Corp.	24,400	1,067,532
EDION Corp.	22,600	222,405
eGuarantee Inc.	6,900	107,228
Eiken Chemical Co. Ltd.	7,200	83,713
Eisai Co. Ltd.	64,800	3,739,174
Eizo Corp.	2,400	78,667
Elan Corp.	5,300	39,689
Elecom Co. Ltd.	10,700	101,538
Electric Power Development Co. Ltd.	39,000	623,600
Security	Shares	Value

Japan (continued)
EM Systems Co. Ltd.	6,200	$35,792
en Japan Inc.	6,900	123,857
ENEOS Holdings Inc.	802,300	2,854,202
eRex Co. Ltd.	7,800	99,675
ES-Con Japan Ltd.	18,100	115,545
Euglena Co. Ltd.(a)	23,300	152,612
Exedy Corp.	4,200	60,457
EXEO Group Inc.	27,100	502,843
Ezaki Glico Co. Ltd.	11,600	298,360
Fancl Corp.	21,300	368,610
FANUC Corp.	248,700	8,398,896
Fast Retailing Co. Ltd.	46,700	11,058,636
FCC Co. Ltd.	4,700	60,590
Ferrotec Holdings Corp.	10,000	226,165
Fields Corp.	8,400	114,324
Financial Products Group Co. Ltd.	11,100	90,373
Food & Life Companies Ltd.	29,100	700,908
FP Corp.	11,400	283,576
Freee KK(a)	9,800	280,410
Frontier Real Estate Investment Corp.	122	440,782
Fuji Co. Ltd./Ehime	5,700	74,417
Fuji Corp./Aichi	22,600	379,073
Fuji Electric Co. Ltd.	33,400	1,348,207
Fuji Kyuko Co. Ltd.	6,100	234,312
Fuji Media Holdings Inc.	6,400	59,998
Fuji Oil Holdings Inc.	11,700	180,756
Fuji Seal International Inc.	9,000	102,293
Fuji Soft Inc.	6,100	364,441
Fujicco Co. Ltd.	3,200	45,304
FUJIFILM Holdings Corp.	93,400	4,868,003
Fujikura Ltd.	62,100	423,405
Fujimi Inc.	3,400	176,133
Fujimori Kogyo Co. Ltd.	4,300	99,909
Fujitec Co. Ltd.	17,900	476,842
Fujitsu General Ltd.	18,100	465,609
Fujitsu Ltd.	52,100	6,943,743
Fujiya Co. Ltd.	3,300	61,267
Fukui Computer Holdings Inc.	1,900	37,713
Fukuoka Financial Group Inc.	45,832	863,249
Fukuoka REIT Corp.	181	217,473
Fukushima Galilei Co. Ltd.	4,200	158,379
Fukuyama Transporting Co. Ltd.	3,900	104,244
Fullcast Holdings Co. Ltd.	2,900	52,651
Funai Soken Holdings Inc.	10,200	195,530
Furukawa Co. Ltd.	4,900	48,426
Furukawa Electric Co.Ltd.	17,200	314,906
Fuso Chemical Co. Ltd.	3,300	91,832
Future Corp.	8,900	113,843
Fuyo General Lease Co. Ltd.	4,100	300,059
G-7 Holdings Inc.	3,000	31,633
Genky DrugStores Co. Ltd.	1,300	38,427
Geo Holdings Corp.	4,400	53,231
Giken Ltd.	2,600	40,864
Global One Real Estate Investment Corp.	298	230,586
GLOBERIDE Inc.	2,200	40,330
Glory Ltd.	11,600	246,632
GLP J-Reit	1,187	1,356,236
GMO Financial Gate Inc.	400	32,297
GMO Financial Holdings Inc.	27,200	124,197
GMO GlobalSign Holdings KK	1,100	31,212

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GMO internet group Inc.	18,500	$372,158
GMO Payment Gateway Inc.	10,000	782,118
GNI Group Ltd.(a)	9,500	71,599
Goldcrest Co. Ltd.	3,600	48,257
Goldwin Inc.	5,900	536,086
Gree Inc.	8,800	45,589
GS Yuasa Corp.	18,000	316,795
G-Tekt Corp.	4,900	53,679
GungHo Online Entertainment Inc.	10,300	197,750
Gunma Bank Ltd. (The)	101,500	347,580
Gunze Ltd.	3,900	134,889
H.U. Group Holdings Inc.	10,600	214,292
H2O Retailing Corp.	25,400	300,980
Hachijuni Bank Ltd. (The)	102,100	457,419
Hakuhodo DY Holdings Inc.	58,000	683,433
Hakuto Co. Ltd.	3,000	94,166
Halows Co. Ltd.	2,200	52,174
Hamakyorex Co. Ltd.	2,300	58,851
Hamamatsu Photonics KK	37,000	1,961,512
Hankyu Hanshin Holdings Inc.	58,600	1,829,567
Hankyu Hanshin REIT Inc.	122	130,742
Hanwa Co. Ltd.	8,500	263,203
Harmonic Drive Systems Inc.(b)	10,800	330,201
Haseko Corp.	62,200	759,358
Hazama Ando Corp.	52,300	345,248
Heiwa Corp.	18,600	367,241
Heiwa Real Estate Co. Ltd.	9,400	268,976
Heiwa Real Estate REIT Inc.	279	326,776
Heiwado Co. Ltd.	4,300	65,335
Hiday Hidaka Corp.	3,700	62,236
Hikari Tsushin Inc.	5,000	682,225
Hino Motors Ltd.(a)	65,700	258,866
Hioki E.E. Corp.	2,000	133,207
Hirata Corp.	2,000	99,823
Hirogin Holdings Inc.	65,400	324,352
Hirose Electric Co. Ltd.	7,800	1,052,679
HIS Co. Ltd.(a)	10,900	164,227
Hisamitsu Pharmaceutical Co. Inc.	11,400	315,319
Hitachi Construction Machinery Co. Ltd.	29,300	722,007
Hitachi Ltd.	253,700	14,033,318
Hitachi Zosen Corp.	36,600	226,983
Hogy Medical Co. Ltd.	6,200	155,310
Hokkaido Electric Power Co. Inc.(a)	52,600	198,150
Hokkoku Financial Holdings Inc.	5,100	178,225
Hokuetsu Corp.	29,300	193,792
Hokuhoku Financial Group Inc.	30,300	218,377
Hokuriku Electric Power Co.(a)	36,200	169,125
Hokuto Corp.	3,100	42,551
Honda Motor Co. Ltd.	426,400	11,309,416
Horiba Ltd.	8,100	446,251
Hoshino Resorts REIT Inc.	69	359,341
Hoshizaki Corp.	28,800	1,014,370
Hosiden Corp.	10,600	135,749
House Foods Group Inc.	16,700	367,202
Hoya Corp.	93,200	9,772,484
Hulic Co. Ltd.	102,700	884,252
Hulic Reit Inc.	364	419,402
Hyakugo Bank Ltd. (The)	59,000	170,356
Ibiden Co. Ltd.	29,700	1,168,582
Ichibanya Co. Ltd.	3,800	150,954
Security	Shares	Value

Japan (continued)
Ichigo Inc.	66,200	$126,667
Ichigo Office REIT Investment Corp.	289	187,026
Idec Corp./Japan	7,800	191,009
Idemitsu Kosan Co. Ltd.	54,947	1,169,989
IDOM Inc.	18,200	112,536
IHI Corp.	36,000	907,132
Iida Group Holdings Co. Ltd.	35,500	631,165
Iino Kaiun Kaisha Ltd.	23,000	173,075
Inaba Denki Sangyo Co. Ltd.	11,600	259,097
Inabata & Co. Ltd.	10,400	212,295
Inageya Co. Ltd.	4,500	54,634
Industrial & Infrastructure Fund Investment Corp.	539	617,703
Infocom Corp.	8,100	134,596
Infomart Corp.	51,900	111,559
Information Services International-Dentsu Ltd.	7,100	250,292
INFRONEER Holdings Inc.	58,600	462,857
Inpex Corp.	277,200	3,033,412
Insource Co. Ltd.	9,500	87,169
Internet Initiative Japan Inc.	27,400	567,022
Invincible Investment Corp.	1,564	675,269
Iriso Electronics Co. Ltd.	4,500	154,033
Isetan Mitsukoshi Holdings Ltd.	90,100	994,772
Isuzu Motors Ltd.	155,900	1,841,026
Ito En Ltd.	17,300	535,129
ITOCHU Corp.	310,300	10,294,159
Itochu Enex Co. Ltd.	7,500	64,194
Itochu Techno-Solutions Corp.	26,700	691,412
Itochu-Shokuhin Co. Ltd.	1,300	52,124
Itoham Yonekyu Holdings Inc.	35,000	191,827
Iwatani Corp.	11,800	558,645
Iyogin Holdings Inc., NVS	58,600	343,120
Izumi Co. Ltd.	7,600	178,721
J Front Retailing Co. Ltd.	62,200	654,173
J Trust Co. Ltd.(b)	19,600	57,177
JAC Recruitment Co. Ltd.	4,100	76,605
Jaccs Co. Ltd.	5,800	194,420
JAFCO Group Co. Ltd.	18,300	233,181
Japan Airlines Co. Ltd.	38,300	730,633
Japan Airport Terminal Co. Ltd.	16,700	818,350
Japan Aviation Electronics Industry Ltd.	10,700	187,710
Japan Display Inc.(a)	159,800	48,377
Japan Elevator Service Holdings Co. Ltd.	18,400	273,714
Japan Excellent Inc.	341	291,785
Japan Exchange Group Inc.	132,900	2,158,001
Japan Hotel REIT Investment Corp.	1,225	692,117
Japan Lifeline Co. Ltd.	21,100	145,134
Japan Logistics Fund Inc.	208	493,967
Japan Material Co. Ltd.	17,500	262,393
Japan Metropolitan Fund Invest	1,813	1,327,507
Japan Petroleum Exploration Co. Ltd.	7,200	239,575
Japan Post Bank Co. Ltd.	393,300	3,140,723
Japan Post Holdings Co. Ltd.	626,200	5,154,831
Japan Post Insurance Co. Ltd.	53,200	863,919
Japan Prime Realty Investment Corp.	219	569,437
Japan Pulp & Paper Co. Ltd.	1,600	61,688
Japan Real Estate Investment Corp.	326	1,291,742
Japan Securities Finance Co. Ltd.	24,300	183,392
Japan Steel Works Ltd. (The)	16,800	305,220
Japan Tobacco Inc.	315,800	6,795,028
Japan Wool Textile Co. Ltd. (The)	7,300	54,204

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JCR Pharmaceuticals Co. Ltd.	17,400	$188,199
JCU Corp.	4,400	103,898
JDC Corp.	13,300	60,165
Jeol Ltd.	9,800	285,930
JFE Holdings Inc.	129,500	1,532,023
JGC Holdings Corp.	58,600	733,102
JINS Holdings Inc.	2,100	45,223
JMDC Inc.	6,000	215,092
J-Oil Mills Inc.	3,600	42,732
Joshin Denki Co. Ltd.	2,600	38,778
Joyful Honda Co. Ltd.	17,700	235,805
JSR Corp.	46,900	1,088,241
JTEKT Corp.	58,200	480,615
JTOWER Inc.(a)(b)	1,900	81,940
Juroku Financial Group Inc.	10,100	223,588
Justsystems Corp.	8,700	229,897
Kadokawa Corp.	22,600	481,985
Kaga Electronics Co. Ltd.	3,600	127,716
Kagome Co. Ltd.	19,400	471,204
Kajima Corp.	112,700	1,491,082
Kakaku.com Inc.	33,500	460,917
Kaken Pharmaceutical Co. Ltd.	7,600	209,267
Kameda Seika Co. Ltd.	2,000	66,599
Kamigumi Co. Ltd.	26,700	585,153
Kanamoto Co. Ltd.	9,800	164,180
Kandenko Co. Ltd.	25,200	189,875
Kaneka Corp.	11,500	305,942
Kanematsu Corp.	23,100	300,687
Kansai Electric Power Co. Inc. (The)	187,600	2,025,087
Kansai Paint Co. Ltd.	48,500	683,752
Kanto Denka Kogyo Co. Ltd.	6,000	45,519
Kao Corp.	121,000	4,889,424
Kappa Create Co. Ltd.(a)	4,500	50,004
Katakura Industries Co. Ltd.	2,700	36,075
Katitas Co. Ltd.	12,400	242,158
Kato Sangyo Co. Ltd.	5,600	148,910
Kawasaki Heavy Industries Ltd.	39,100	850,591
Kawasaki Kisen Kaisha Ltd.	38,500	917,467
KDDI Corp.	420,800	13,136,589
KeePer Technical Laboratory Co. Ltd.	3,600	133,862
Keihan Holdings Co. Ltd.	23,900	657,879
Keihanshin Building Co. Ltd.	4,300	40,567
Keikyu Corp.	58,600	569,589
Keio Corp.	28,200	1,047,346
Keisei Electric Railway Co. Ltd.	35,000	1,235,112
Keiyo Bank Ltd. (The)	25,900	107,566
Keiyo Co. Ltd.	5,000	30,923
Kenedix Office Investment Corp.	221	488,593
Kenedix Residential Next Investment Corp.	257	403,197
Kenedix Retail REIT Corp.	176	316,662
Kewpie Corp.	22,500	377,714
Keyence Corp.	51,300	23,134,047
KFC Holdings Japan Ltd.	2,100	44,682
KH Neochem Co. Ltd.	9,100	156,902
Kikkoman Corp.	38,000	2,250,880
Kinden Corp.	29,300	399,497
Kintetsu Group Holdings Co. Ltd.	45,700	1,542,707
Kirin Holdings Co. Ltd.	215,600	3,502,490
Kisoji Co. Ltd.	8,600	149,165
Kissei Pharmaceutical Co. Ltd.	6,900	139,790
Security	Shares	Value

Japan (continued)
Ki-Star Real Estate Co. Ltd.	1,400	$42,071
Kitz Corp.	21,400	146,351
Kiyo Bank Ltd. (The)	18,900	221,008
Koa Corp.	6,300	79,037
Kobayashi Pharmaceutical Co. Ltd.	12,800	798,746
Kobe Bussan Co. Ltd.	38,500	1,076,784
Kobe Steel Ltd.	90,500	674,301
Koei Tecmo Holdings Co. Ltd.	32,372	595,314
Kohnan Shoji Co. Ltd.	5,300	142,998
Koito Manufacturing Co. Ltd.	56,800	1,098,708
Kokuyo Co. Ltd.	24,600	351,551
Komatsu Ltd.	241,800	6,013,534
KOMEDA Holdings Co. Ltd.	11,200	211,397
Komeri Co. Ltd.	8,400	195,390
Konami Group Corp.	25,300	1,244,860
Konica Minolta Inc.	129,700	541,027
Konishi Co. Ltd.	4,300	64,591
Konoike Transport Co. Ltd.	5,500	64,728
Kose Corp.	8,300	968,570
Koshidaka Holdings Co. Ltd.	7,800	66,034
Kotobuki Spirits Co. Ltd.	4,600	339,686
K’s Holdings Corp.	47,200	418,344
Kubota Corp.	267,900	4,059,486
Kumagai Gumi Co. Ltd.	8,200	174,339
Kumiai Chemical Industry Co. Ltd.	24,400	162,394
Kura Sushi Inc.(b)	4,700	112,502
Kuraray Co. Ltd.	82,300	769,638
Kureha Corp.	3,800	235,919
Kurita Water Industries Ltd.	26,900	1,127,348
Kusuri no Aoki Holdings Co. Ltd.	3,300	158,347
KYB Corp.	2,800	89,325
Kyocera Corp.	84,000	4,408,952
Kyoei Steel Ltd.	4,800	64,899
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	55,480
KYORIN Holdings Inc.	5,700	73,362
Kyoritsu Maintenance Co. Ltd.	8,000	322,929
Kyowa Kirin Co. Ltd.	69,900	1,555,371
Kyudenko Corp.	9,900	263,999
Kyushu Electric Power Co. Inc.(a)	112,000	652,164
Kyushu Financial Group Inc.	89,900	324,067
Kyushu Railway Co.	36,200	822,057
LaSalle Logiport REIT.	472	560,737
Lasertec Corp.	20,300	2,761,734
Lawson Inc.	12,300	558,686
Leopalace21 Corp.(a)	59,900	158,057
Life Corp.	5,000	106,063
LIFENET INSURANCE Co.(a)	11,800	102,843
Link And Motivation Inc.	5,700	20,465
Lintec Corp.	11,400	190,643
Lion Corp.	58,700	639,937
LITALICO Inc.	3,900	69,888
Lixil Corp.	72,000	1,133,354
M&A Capital Partners Co. Ltd.(a)	5,300	149,725
M&A Research Institute Inc., NVS(a)	1,900	142,209
M3 Inc.	118,500	2,908,698
Mabuchi Motor Co. Ltd.	11,300	318,911
Macnica Holdings Inc.	11,400	313,275
Maeda Kosen Co. Ltd.	5,700	136,390
Makino Milling Machine Co. Ltd.	6,500	237,750
Makita Corp.	58,600	1,653,146

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Management Solutions Co. Ltd.	1,500	$35,549
Mandom Corp.	5,700	67,758
Mani Inc.	19,200	251,263
Marubeni Corp.	403,000	5,719,855
Maruha Nichiro Corp.	9,500	176,863
Marui Group Co. Ltd.	46,900	747,241
Maruichi Steel Tube Ltd.	16,300	368,724
MARUKA FURUSATO Corp.	4,400	85,228
Maruwa Co. Ltd./Aichi	2,000	255,050
Maruzen Showa Unyu Co. Ltd.	1,900	47,552
Matsuda Sangyo Co. Ltd.	3,600	59,830
Matsui Securities Co. Ltd.	30,300	173,392
MatsukiyoCocokara & Co.	29,730	1,592,036
Matsuyafoods Holdings Co.Ltd.	1,700	53,445
Max Co. Ltd.	9,100	145,326
Maxell Ltd.	10,400	114,542
Maxvalu Tokai Co. Ltd.	2,400	47,825
Mazda Motor Corp.	151,300	1,369,187
McDonald’s Holdings Co. Japan Ltd.	22,200	924,857
MCJ Co. Ltd.	23,400	161,844
Mebuki Financial Group Inc.	236,990	607,086
Medipal Holdings Corp.	48,500	740,979
Medley Inc.(a)	5,300	138,443
Megachips Corp.(a)	4,600	109,083
Megmilk Snow Brand Co. Ltd.	17,500	251,173
Meidensha Corp.	5,200	70,642
MEIJI Holdings Co. Ltd.	59,000	1,423,653
Meiko Electronics Co. Ltd.	4,500	90,807
Meitec Corp.	18,000	304,163
Melco Holdings Inc.	1,200	29,587
Menicon Co. Ltd.	17,100	363,192
Mercari Inc.(a)	28,300	486,668
METAWATER Co. Ltd.	3,600	47,444
Micronics Japan Co. Ltd.	5,000	45,551
Midac Holdings Co. Ltd.	1,200	16,872
Mie Kotsu Group Holdings Inc.	23,200	100,280
Milbon Co. Ltd.	6,400	269,839
Mimasu Semiconductor Industry Co. Ltd.	2,700	52,172
MINEBEA MITSUMI Inc.	95,200	1,762,973
Mirai Corp.	335	111,877
MIRAIT ONE corp.	26,500	329,165
MISUMI Group Inc.	77,200	1,947,539
Mitani Sekisan Co. Ltd.	2,800	98,943
Mitsubishi Chemical Group Corp.	335,100	1,965,911
Mitsubishi Corp.	328,000	12,160,880
Mitsubishi Electric Corp.	508,900	6,309,791
Mitsubishi Estate Co. Ltd.	297,200	3,662,782
Mitsubishi Estate Logistics REIT Investment Corp.	117	358,797
Mitsubishi Gas Chemical Co. Inc.	41,800	608,544
Mitsubishi HC Capital Inc.	179,600	932,256
Mitsubishi Heavy Industries Ltd.	84,400	3,200,468
Mitsubishi Logistics Corp.	11,100	275,049
Mitsubishi Materials Corp.	33,200	543,637
Mitsubishi Motors Corp.(a)	184,500	709,150
Mitsubishi Pencil Co. Ltd.	5,300	69,332
Mitsubishi Research Institute Inc.	1,600	58,052
Mitsubishi Shokuhin Co. Ltd.	5,400	139,502
Mitsubishi UFJ Financial Group Inc.	3,123,200	19,549,773
Mitsuboshi Belting Ltd.	5,000	143,248
Mitsui & Co. Ltd.	375,800	11,731,990
Security	Shares	Value

Japan (continued)
Mitsui Chemicals Inc.	47,700	$1,206,858
Mitsui DM Sugar Holdings Co. Ltd.	3,200	53,666
Mitsui Fudosan Co. Ltd.	239,600	4,758,937
Mitsui Fudosan Logistics Park Inc.	132	496,000
Mitsui High-Tec Inc.(b)	4,700	283,438
Mitsui Mining & Smelting Co. Ltd.	13,200	314,329
Mitsui OSK Lines Ltd.	92,500	2,293,131
Mitsui-Soko Holdings Co. Ltd.	6,100	179,052
Mitsuuroko Group Holdings Co. Ltd.	7,600	74,575
Miura Co. Ltd.	22,600	602,002
Mixi Inc.	11,500	243,123
Mizuho Financial Group Inc.	633,020	9,176,149
Mizuho Leasing Co. Ltd.	6,800	190,551
Mizuno Corp.	2,700	67,394
Mochida Pharmaceutical Co. Ltd.	5,000	128,497
Modec Inc.(a)	3,300	35,829
Monex Group Inc.(b)	58,600	222,537
Money Forward Inc.(a)	10,100	420,607
Monogatari Corp. (The)	5,100	107,201
MonotaRO Co. Ltd.	65,300	987,917
Mori Hills REIT Investment Corp.	470	531,192
Mori Trust Sogo REIT Inc.	632	332,635
Morinaga & Co. Ltd./Japan	9,400	278,573
Morinaga Milk Industry Co.Ltd.	9,100	342,259
Morita Holdings Corp.	5,100	53,747
MOS Food Services Inc.	6,300	144,745
MS&AD Insurance Group Holdings Inc.	112,000	3,676,098
Murata Manufacturing Co. Ltd.	149,600	8,487,732
Musashi Seimitsu Industry Co. Ltd.	17,800	239,933
Musashino Bank Ltd. (The)	9,500	154,237
Nabtesco Corp.	29,300	706,233
Nachi-Fujikoshi Corp.	2,200	62,173
Nafco Co. Ltd.	3,900	53,266
Nagaileben Co. Ltd.	3,200	49,778
Nagase & Co. Ltd.	26,100	411,210
Nagawa Co. Ltd.	1,000	46,696
Nagoya Railroad Co. Ltd.	51,400	829,191
Nakanishi Inc.	18,400	348,584
Nankai Electric Railway Co. Ltd.	27,400	639,218
Nanto Bank Ltd. (The)	8,500	154,844
NEC Corp.	60,200	2,315,009
NEC Networks & System Integration Corp.	17,200	214,407
NET One Systems Co. Ltd.	21,300	502,219
Nexon Co. Ltd.	126,300	2,853,161
Nextage Co. Ltd.(b)	9,600	174,148
NGK Insulators Ltd.	60,400	758,130
NGK Spark Plug Co. Ltd.	41,000	859,353
NH Foods Ltd.	20,800	607,006
NHK Spring Co. Ltd.	51,900	384,793
Nichias Corp.	16,000	323,591
Nichicon Corp.	17,800	168,731
Nichiden Corp.	2,900	42,988
Nichiha Corp.	4,900	103,530
Nichirei Corp.	29,300	601,092
Nidec Corp.	116,400	5,759,712
Nifco Inc./Japan	20,800	598,218
Nihon Kohden Corp.	21,000	581,041
Nihon M&A Center Holdings Inc.	82,500	630,617
Nihon Parkerizing Co. Ltd.	24,500	191,766
Nikkiso Co. Ltd.	12,100	84,985

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nikkon Holdings Co. Ltd.	18,600	$360,438
Nikon Corp.	82,000	847,640
Nintendo Co. Ltd.	289,100	12,222,387
Nippn Corp., New	11,000	142,996
Nippon Accommodations Fund Inc.	121	588,183
Nippon Building Fund Inc.	403	1,689,866
Nippon Carbon Co. Ltd.	1,700	52,095
Nippon Ceramic Co. Ltd.	2,800	56,044
Nippon Densetsu Kogyo Co.Ltd.	10,100	130,974
Nippon Electric Glass Co. Ltd.	20,500	391,349
Nippon Express Holdings Inc.	20,900	1,226,452
Nippon Gas Co. Ltd.	28,500	400,781
Nippon Kanzai Holdings Co. Ltd.	3,000	58,446
Nippon Kayaku Co. Ltd.	29,100	263,987
Nippon Light Metal Holdings Co. Ltd.	10,710	112,218
Nippon Paint Holdings Co. Ltd.	220,100	1,985,795
Nippon Paper Industries Co. Ltd.(a)	29,600	237,173
Nippon Parking Development Co. Ltd.	53,800	92,727
Nippon Pillar Packing Co. Ltd.	4,200	116,772
Nippon Prologis REIT Inc.	551	1,255,218
NIPPON REIT Investment Corp.	109	255,868
Nippon Road Co. Ltd. (The)	1,000	59,293
Nippon Sanso Holdings Corp.	47,200	851,614
Nippon Seiki Co. Ltd.	5,300	33,731
Nippon Shinyaku Co.Ltd.	11,800	539,599
Nippon Shokubai Co. Ltd.	6,400	256,587
Nippon Signal Company Ltd.	6,200	50,631
Nippon Soda Co. Ltd.	4,700	162,115
Nippon Steel Corp.	213,228	4,553,998
Nippon Suisan Kaisha Ltd.	70,500	308,260
Nippon Telegraph & Telephone Corp.	311,900	9,517,310
Nippon Television Holdings Inc.	17,400	156,574
Nippon Yusen KK	128,600	3,039,961
Nipro Corp.	36,400	274,147
Nishimatsu Construction Co. Ltd.	10,100	265,408
Nishimatsuya Chain Co. Ltd.	7,700	91,319
Nishi-Nippon Financial Holdings Inc.	30,000	249,926
Nishi-Nippon Railroad Co. Ltd.	17,900	328,292
Nishio Rent All Co. Ltd.	5,900	140,200
Nissan Chemical Corp.	32,900	1,462,143
Nissan Motor Co. Ltd.	603,400	2,200,259
Nissan Shatai Co. Ltd.	22,000	151,152
Nissha Co.Ltd.	9,100	124,172
Nisshin Oillio Group Ltd. (The)	5,700	142,466
Nisshin Seifun Group Inc.	53,400	647,285
Nisshinbo Holdings Inc.	31,500	242,505
Nissin Foods Holdings Co. Ltd.	17,100	1,648,645
Nitori Holdings Co. Ltd.	21,700	2,763,187
Nitta Corp.	2,800	63,700
Nittetsu Mining Co. Ltd.	2,000	54,107
Nitto Boseki Co. Ltd.	3,600	50,289
Nitto Denko Corp.	37,000	2,391,984
Nitto Kogyo Corp.	6,000	118,799
Noevir Holdings Co. Ltd.	3,900	159,103
NOF Corp.	18,100	827,015
Nohmi Bosai Ltd.	3,200	41,271
Nojima Corp.	12,300	131,949
NOK Corp.	25,000	336,902
Nomura Co. Ltd.	23,500	162,772
Nomura Holdings Inc.	766,600	2,748,185
Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	29,700	$740,095
Nomura Real Estate Master Fund Inc.	1,129	1,321,049
Nomura Research Institute Ltd.	106,310	2,674,712
Noritake Co. Ltd./Nagoya Japan	1,300	44,649
Noritsu Koki Co. Ltd.	2,500	41,094
Noritz Corp.	8,300	112,552
North Pacific Bank Ltd.	60,400	129,223
NS Solutions Corp.	7,000	190,505
NS United Kaiun Kaisha Ltd.	1,400	41,001
NSD Co. Ltd.	17,400	320,097
NSK Ltd.	102,700	579,836
NTN Corp.	122,500	302,594
NTT Data Corp.	170,800	2,320,001
NTT UD REIT Investment Corp.	330	318,037
Obara Group Inc.	1,900	59,725
Obayashi Corp.	173,500	1,446,429
OBIC Business Consultants Co. Ltd.	6,800	258,221
Obic Co. Ltd.	18,900	2,912,020
Odakyu Electric Railway Co. Ltd.	79,400	1,109,084
Ogaki Kyoritsu Bank Ltd. (The)	10,800	147,074
Ohsho Food Service Corp.	2,900	132,065
Oiles Corp.	3,800	48,022
Oisix ra daichi Inc.(a)(b)	6,100	114,132
Oji Holdings Corp.	217,500	854,709
Okamoto Industries Inc.	1,600	47,649
Okamura Corp.	18,200	194,319
Okasan Securities Group Inc.	52,600	165,334
Oki Electric Industry Co. Ltd.	29,100	157,852
Okinawa Cellular Telephone Co.	7,000	156,392
Okinawa Electric Power Co. Inc. (The)(a)	12,000	97,871
Okinawa Financial Group Inc.	3,100	47,859
OKUMA Corp.	5,200	230,914
Okumura Corp.	6,800	166,832
Olympus Corp.	321,000	5,619,559
Omron Corp.	49,700	2,915,358
One REIT Inc.	78	138,011
Ono Pharmaceutical Co. Ltd.	96,900	1,951,091
Open House Group Co. Ltd.	22,600	903,384
Optex Group Co. Ltd.	5,200	78,273
Optorun Co. Ltd.	6,100	92,976
Oracle Corp. Japan	9,800	703,334
Organo Corp.	6,100	147,300
Orient Corp.	11,950	99,695
Oriental Land Co. Ltd./Japan	261,600	9,257,809
ORIX Corp.	314,600	5,352,139
Orix JREIT Inc.	662	855,762
Osaka Gas Co. Ltd.	100,700	1,665,698
Osaka Organic Chemical Industry Ltd.	1,700	25,775
Osaka Soda Co. Ltd.	2,100	67,926
OSAKA Titanium Technologies Co. Ltd.	5,700	121,343
OSG Corp.	26,300	369,455
Otsuka Corp.	29,300	1,066,492
Otsuka Holdings Co. Ltd.	100,700	3,425,890
Outsourcing Inc.	30,000	305,597
Pacific Industrial Co. Ltd.	5,700	51,503
Pacific Metals Co. Ltd.(a)	2,500	34,787
PAL GROUP Holdings Co. Ltd.	3,400	78,053
PALTAC Corp.	9,100	349,139
Pan Pacific International Holdings Corp.	101,300	1,892,986
Panasonic Holdings Corp.	582,100	5,482,671

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Paramount Bed Holdings Co. Ltd.	9,100	$161,368
Park24 Co. Ltd.(a)	34,800	537,906
Pasona Group Inc.	2,400	33,031
Penta-Ocean Construction Co. Ltd.	80,300	390,392
PeptiDream Inc.(a)	24,400	329,667
Persol Holdings Co. Ltd.	47,000	969,112
Pharma Foods International Co. Ltd.(b)	3,200	41,492
PHC Holdings Corp.	3,900	40,074
Pigeon Corp.	29,300	456,247
Pilot Corp.	6,900	229,958
Piolax Inc.	4,100	60,874
PKSHA Technology Inc.(a)	3,500	48,670
Plus Alpha Consulting Co. Ltd.	1,400	29,969
Pola Orbis Holdings Inc.	26,300	365,574
Pressance Corp.	3,400	49,101
Prestige International Inc.	26,700	116,541
Prima Meat Packers Ltd.	3,900	66,043
Raito Kogyo Co. Ltd.	12,100	178,472
Raiznext Corp.	3,400	36,406
Raksul Inc.(a)	10,200	103,851
Rakus Co. Ltd.	23,500	357,185
Rakuten Group Inc.	232,300	1,158,701
Recruit Holdings Co. Ltd.	378,700	10,623,893
Relia Inc.	8,500	91,259
Relo Group Inc.	28,600	444,627
Renesas Electronics Corp.(a)	309,500	4,033,543
Rengo Co. Ltd.	51,500	335,872
RENOVA Inc.(a)	6,000	84,986
Resona Holdings Inc.	571,600	2,848,832
Resorttrust Inc.	21,000	346,769
Restar Holdings Corp.	3,200	50,056
Retail Partners Co. Ltd.	4,300	48,373
Ricoh Co. Ltd.	150,000	1,241,959
Ricoh Leasing Co.Ltd.	4,700	135,954
Riken Keiki Co. Ltd.	2,800	107,600
Riken Vitamin Co. Ltd.	3,300	49,500
Ringer Hut Co. Ltd.(a)	3,100	55,028
Rinnai Corp.	30,700	742,024
Riso Kagaku Corp.	2,500	45,572
Riso Kyoiku Co. Ltd.	27,800	60,684
Rohm Co. Ltd.	23,400	1,761,742
Rohto Pharmaceutical Co. Ltd.	51,600	1,070,549
Roland Corp.	2,700	80,935
Rorze Corp.	2,500	185,210
Round One Corp.	53,100	229,698
Royal Holdings Co. Ltd.(b)	6,000	127,232
RS Technologies Co. Ltd.	3,500	78,636
Ryohin Keikaku Co. Ltd.	66,600	700,854
Ryosan Co. Ltd.	2,800	66,136
Ryoyo Electro Corp.	3,900	71,141
S Foods Inc.	5,800	129,040
Saibu Gas Holdings Co. Ltd.	2,700	37,596
Saizeriya Co. Ltd.	7,300	183,541
Sakai Moving Service Co. Ltd.	1,500	52,843
Sakata INX Corp.	6,100	49,760
Sakata Seed Corp.	6,300	184,307
SAMTY Co.Ltd.	4,500	73,450
Samty Residential Investment Corp.	52	44,275
San-A Co. Ltd.	5,000	169,061
San-Ai Obbli Co. Ltd.	11,900	125,379
Security	Shares	Value

Japan (continued)
SanBio Co. Ltd.(a)(b)	5,400	$24,907
Sangetsu Corp.	11,600	193,430
San-in Godo Bank Ltd. (The)	30,700	172,512
Sanken Electric Co. Ltd.	5,700	428,124
Sanki Engineering Co. Ltd.	5,600	61,911
Sankyo Co. Ltd.	8,900	392,635
Sankyu Inc.	12,600	444,398
Sanrio Co. Ltd.	17,000	786,792
Sansan Inc.(a)	21,400	287,046
Santen Pharmaceutical Co. Ltd.	92,300	776,578
Sanwa Holdings Corp.	53,100	581,612
Sanyo Chemical Industries Ltd.	3,700	116,162
Sanyo Denki Co. Ltd.	1,800	89,919
Sanyo Special Steel Co.Ltd.	3,600	63,715
Sapporo Holdings Ltd.(b)	17,700	493,797
Sato Holdings Corp.	3,800	64,304
Sawai Group Holdings Co. Ltd.	8,900	257,526
SBI Holdings Inc.	65,400	1,277,312
SBS Holdings Inc.	5,400	131,588
SCREEN Holdings Co. Ltd.	9,500	772,722
SCSK Corp.	40,900	617,500
Secom Co. Ltd.	55,200	3,534,676
Sega Sammy Holdings Inc.	40,000	747,661
Seibu Holdings Inc.	59,200	662,589
Seiko Epson Corp.	71,800	1,098,090
Seiko Group Corp.	5,400	118,531
Seino Holdings Co. Ltd.	34,000	377,468
Seiren Co. Ltd.	8,900	147,979
Sekisui Chemical Co. Ltd.	96,100	1,367,738
Sekisui House Ltd.	160,300	3,295,550
Sekisui House Reit Inc.(b)	1,065	603,684
Sekisui Jushi Corp.	3,600	57,826
Senko Group Holdings Co. Ltd.	25,700	183,660
Septeni Holdings Co. Ltd.	25,800	71,054
Seria Co. Ltd.	10,800	191,991
Seven & i Holdings Co. Ltd.	197,500	8,950,195
Seven Bank Ltd.	153,200	313,599
SG Holdings Co. Ltd.	78,300	1,126,722
Sharp Corp./Japan(a)	58,300	415,504
Shibaura Machine Co. Ltd.	4,400	102,434
Shibuya Corp.	2,100	38,842
SHIFT Inc.(a)	2,900	539,871
Shiga Bank Ltd. (The)	8,700	181,357
Shikoku Chemicals Corp.	5,100	53,158
Shikoku Electric Power Co. Inc.(a)	51,000	301,328
Shima Seiki Manufacturing Ltd.	8,500	116,250
Shimadzu Corp.	62,300	1,948,542
Shimamura Co. Ltd.	5,600	514,105
Shimano Inc.	19,600	3,031,187
Shimizu Corp.	139,500	851,927
Shin Nippon Biomedical Laboratories Ltd.	5,600	102,303
Shin-Etsu Chemical Co. Ltd.	482,500	13,768,531
Shin-Etsu Polymer Co. Ltd.	6,200	61,000
Shinko Electric Industries Co. Ltd.	19,200	570,077
Shinmaywa Industries Ltd.	21,200	190,893
Shinsei Bank Ltd.(a)	17,400	312,242
Shionogi & Co. Ltd.	68,500	3,066,371
Ship Healthcare Holdings Inc.	20,200	356,324
Shiseido Co. Ltd.	105,100	5,268,220
Shizuoka Financial Group Inc., NVS	115,500	870,598

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Gas Co. Ltd.	4,800	$40,814
SHO-BOND Holdings Co. Ltd.	9,600	410,265
Shochiku Co. Ltd.(b)	2,200	197,541
Shoei Co. Ltd.	10,600	196,641
Shoei Foods Corp.(b)	1,700	50,012
Showa Denko KK	47,800	756,925
Showa Sangyo Co. Ltd.	2,500	49,214
Siix Corp.	4,900	49,195
Simplex Holdings Inc.	6,000	104,387
SKY Perfect JSAT Holdings Inc.	53,700	209,365
Skylark Holdings Co. Ltd.(a)(b)	59,000	791,618
SMC Corp.	15,000	7,481,172
SMS Co. Ltd.	19,500	458,252
Snow Peak Inc.(b)	6,100	92,415
Socionext Inc.(b)	5,300	439,225
SoftBank Corp.	754,700	8,497,024
SoftBank Group Corp.	314,900	11,809,510
Sohgo Security Services Co. Ltd.	19,700	550,206
Sojitz Corp.	61,920	1,304,129
Solasto Corp.	12,300	57,361
Sompo Holdings Inc.	83,000	3,463,556
Sony Group Corp.	329,000	29,765,847
Sosei Group Corp.(a)	20,800	409,808
SOSiLA Logistics REIT Inc.	192	190,934
Sotetsu Holdings Inc.	19,900	378,909
SPARX Group Co. Ltd.	4,200	45,811
S-Pool Inc.	23,800	110,405
Square Enix Holdings Co. Ltd.	22,600	1,112,126
SRE Holdings Corp.(a)	2,100	47,101
Stanley Electric Co. Ltd.	35,300	796,294
Star Asia Investment Corp.	537	219,810
Star Micronics Co. Ltd.	11,500	149,671
Starts Corp. Inc.	7,200	136,064
Starts Proceed Investment Corp.	73	123,616
Strike Co. Ltd.	3,500	93,934
Subaru Corp.	161,200	2,631,076
Sugi Holdings Co. Ltd.	8,100	343,641
SUMCO Corp.	92,100	1,268,369
Sumitomo Bakelite Co. Ltd.	9,900	378,605
Sumitomo Chemical Co. Ltd.	392,200	1,325,330
Sumitomo Corp.	296,500	5,314,126
Sumitomo Densetsu Co. Ltd.	2,900	60,318
Sumitomo Electric Industries Ltd.	189,900	2,423,553
Sumitomo Forestry Co. Ltd.	38,100	823,120
Sumitomo Heavy Industries Ltd.	29,300	707,947
Sumitomo Metal Mining Co. Ltd.	64,600	2,384,302
Sumitomo Mitsui Construction Co. Ltd.	34,700	98,380
Sumitomo Mitsui Financial Group Inc.	340,900	13,933,818
Sumitomo Mitsui Trust Holdings Inc.	87,700	3,161,383
Sumitomo Osaka Cement Co. Ltd.	7,500	210,931
Sumitomo Pharma Co., Ltd.	51,900	325,602
Sumitomo Realty & Development Co. Ltd.	81,400	1,900,628
Sumitomo Rubber Industries Ltd.	40,900	375,131
Sumitomo Warehouse Co. Ltd. (The)	11,300	187,730
Sun Frontier Fudousan Co. Ltd.	6,000	58,247
Sundrug Co. Ltd.	19,600	540,227
Suntory Beverage & Food Ltd.	36,100	1,358,998
Suruga Bank Ltd.	35,900	136,170
Suzuken Co. Ltd.	18,700	532,215
Suzuki Motor Corp.	95,600	3,333,423
Security	Shares	Value

Japan (continued)
Sysmex Corp.	42,500	$2,733,735
Systena Corp.	70,900	146,650
T Hasegawa Co. Ltd.	8,700	207,126
T&D Holdings Inc.	142,500	1,745,105
Tadano Ltd.	27,400	214,474
Taihei Dengyo Kaisha Ltd.	3,600	109,805
Taiheiyo Cement Corp.	30,600	548,693
Taikisha Ltd.	6,700	181,514
Taisei Corp.	46,400	1,578,106
Taisho Pharmaceutical Holdings Co. Ltd.	9,400	405,947
Taiyo Holdings Co. Ltd.	9,700	175,342
Taiyo Yuden Co.Ltd.	30,400	930,806
Takamatsu Construction Group Co. Ltd.	2,900	47,053
Takara Bio Inc.	10,500	132,492
Takara Holdings Inc.	33,400	263,199
Takara Leben Real Estate Investment Corp.	182	122,397
Takara Standard Co. Ltd.	4,100	49,591
Takasago International Corp.	2,300	43,864
Takasago Thermal Engineering Co. Ltd.	17,500	293,848
Takashimaya Co. Ltd.	36,600	540,667
Takeda Pharmaceutical Co. Ltd.	392,400	13,011,645
Takeuchi Manufacturing Co. Ltd.	7,300	200,338
Takuma Co. Ltd.	18,800	196,682
Tama Home Co. Ltd.	2,400	65,650
Tamron Co. Ltd.	3,700	90,272
TBS Holdings Inc.	9,500	143,238
TDK Corp.	100,200	3,444,766
TechMatrix Corp.	6,700	79,945
TechnoPro Holdings Inc.	28,900	788,498
Teijin Ltd.	48,100	537,226
Tenma Corp.	2,200	37,900
Terumo Corp.	170,000	5,090,783
T-Gaia Corp.	3,100	38,032
THK Co. Ltd.	29,100	652,857
TIS Inc.	58,600	1,609,139
TKC Corp.	7,400	200,002
TKP Corp.(a)	3,500	70,223
Toa Corp./Tokyo	2,500	54,264
Toagosei Co. Ltd.	29,100	251,591
Tobu Railway Co. Ltd.	48,600	1,240,554
Tocalo Co. Ltd.	18,300	171,859
Toda Corp.	58,600	342,843
Toei Animation Co. Ltd.(b)	1,800	183,405
Toei Co. Ltd.	1,600	215,440
Toho Bank Ltd. (The)	52,900	87,318
Toho Co. Ltd./Tokyo	29,500	1,171,933
Toho Gas Co. Ltd.	20,000	374,208
Toho Holdings Co. Ltd.	17,500	349,142
Toho Titanium Co. Ltd.(b)	6,900	103,000
Tohoku Electric Power Co. Inc.(a)	120,700	620,583
Tokai Carbon Co. Ltd.	55,000	499,824
Tokai Corp./Gifu	3,000	45,327
TOKAI Holdings Corp.	28,100	182,533
Tokai Rika Co. Ltd.	18,900	261,085
Tokai Tokyo Financial Holdings Inc.	50,800	131,500
Token Corp.	1,000	58,172
Tokio Marine Holdings Inc.	482,300	9,697,615
Tokushu Tokai Paper Co. Ltd.	1,600	34,818
Tokuyama Corp.	17,200	280,517
Tokyo Century Corp.	10,100	347,462

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	410,000	$1,470,019
Tokyo Electron Device Ltd.	1,500	85,960
Tokyo Electron Ltd.	117,400	13,442,944
Tokyo Gas Co. Ltd.	102,900	2,107,703
Tokyo Kiraboshi Financial Group Inc.	6,300	128,332
Tokyo Ohka Kogyo Co. Ltd.	7,700	401,965
Tokyo Seimitsu Co. Ltd.	8,800	324,650
Tokyo Steel Manufacturing Co. Ltd.	18,000	181,138
Tokyo Tatemono Co. Ltd.	52,300	662,379
Tokyotokeiba Co. Ltd.	4,200	132,596
Tokyu Construction Co. Ltd.	28,900	153,230
Tokyu Corp.	139,100	1,963,539
Tokyu Fudosan Holdings Corp.	160,800	816,027
Tokyu REIT Inc.	250	333,983
TOMONY Holdings Inc.	33,300	90,586
Tomy Co. Ltd.	26,700	301,690
Topcon Corp.	27,900	397,413
Toppan Inc.	69,900	1,485,987
Topre Corp.	4,200	42,559
Toray Industries Inc.	366,500	2,077,065
Toridoll Holdings Corp.	10,500	223,959
Torii Pharmaceutical Co. Ltd.	2,000	50,776
Tosei Corp.	6,100	72,591
Toshiba Corp.	100,500	3,238,087
Toshiba TEC Corp.	5,800	168,451
Tosoh Corp.	69,098	923,169
Totetsu Kogyo Co. Ltd.	7,800	155,845
TOTO Ltd.	37,400	1,279,144
Towa Pharmaceutical Co. Ltd.	5,900	84,212
Toyo Construction Co.Ltd.	23,200	166,154
Toyo Gosei Co. Ltd.(b)	800	45,573
Toyo Ink SC Holdings Co. Ltd.	8,800	142,015
Toyo Seikan Group Holdings Ltd.	34,100	481,694
Toyo Suisan Kaisha Ltd.	23,200	1,035,809
Toyo Tanso Co. Ltd.	2,300	66,869
Toyo Tire Corp.	29,600	352,654
Toyobo Co. Ltd.	24,600	185,693
Toyoda Gosei Co. Ltd.	18,000	308,698
Toyota Boshoku Corp.	23,400	370,393
Toyota Industries Corp.	38,100	2,214,291
Toyota Motor Corp.	2,770,900	38,044,523
Toyota Tsusho Corp.	55,900	2,323,611
Trancom Co. Ltd.	2,200	110,419
Transcosmos Inc.	6,700	156,327
TRE Holdings Corp.	9,700	84,988
Trend Micro Inc./Japan	34,800	1,700,449
Tri Chemical Laboratories Inc.	5,900	95,426
Trusco Nakayama Corp.	17,300	300,522
TS Tech Co. Ltd.	25,300	341,157
Tsubakimoto Chain Co.	7,000	173,381
Tsugami Corp.	17,900	185,935
Tsumura & Co.	17,500	355,100
Tsuruha Holdings Inc.	9,300	609,110
TV Asahi Holdings Corp.	3,300	38,149
UACJ Corp.	7,300	145,692
UBE Corp.	26,700	423,553
Ulvac Inc.	11,300	448,592
Unicharm Corp.	106,800	4,311,506
Union Tool Co.	1,600	38,263
United Arrows Ltd.	3,200	46,704
Security	Shares	Value

Japan (continued)
United Super Markets Holdings Inc.	12,200	$105,400
United Urban Investment Corp.	795	882,704
Universal Entertainment Corp.(a)	5,300	111,573
Usen-Next Holdings Co. Ltd.	2,100	47,167
Ushio Inc.	28,300	352,040
USS Co. Ltd.	52,200	877,168
UT Group Co. Ltd.(a)	6,300	120,595
Valor Holdings Co. Ltd.	11,000	168,398
ValueCommerce Co. Ltd.	1,900	18,404
Vector Inc.	5,400	51,066
Vision Inc./Tokyo Japan(a)	10,500	131,844
Visional Inc.(a)	3,700	194,042
VT Holdings Co. Ltd.	7,900	31,028
Wacoal Holdings Corp.	10,700	208,068
Wacom Co. Ltd.	33,200	168,632
Wakita & Co. Ltd.	5,100	51,915
WealthNavi Inc.(a)(b)	12,700	111,738
Weathernews Inc.	1,200	60,207
Welcia Holdings Co. Ltd.	24,300	508,770
West Holdings Corp.	5,000	119,204
West Japan Railway Co.	57,000	2,470,480
WingArc1st Inc.	5,100	83,248
Workman Co. Ltd.	5,100	207,755
W-Scope Corp.(a)	10,100	83,898
Yakult Honsha Co. Ltd.	33,600	2,527,189
YAMABIKO Corp.	4,900	48,546
Yamada Holdings Co. Ltd.	182,400	635,615
Yamaguchi Financial Group Inc.	58,600	360,316
Yamaha Corp.	35,900	1,414,805
Yamaha Motor Co. Ltd.	80,900	2,097,837
YA-MAN Ltd.(b)	4,500	38,859
Yamato Holdings Co. Ltd.	77,200	1,326,110
Yamato Kogyo Co. Ltd.	9,700	381,084
Yamazaki Baking Co. Ltd.	29,100	389,916
Yamazen Corp.	8,200	63,620
Yaoko Co. Ltd.	3,900	204,436
Yaskawa Electric Corp.	62,500	2,545,352
Yellow Hat Ltd.	10,200	144,978
Yodogawa Steel Works Ltd.	2,900	60,781
Yokogawa Bridge Holdings Corp.	11,500	188,211
Yokogawa Electric Corp.	58,400	948,462
Yokohama Rubber Co. Ltd. (The)	29,200	634,825
Yokorei Co. Ltd.	7,200	57,948
Yokowo Co. Ltd.	2,800	41,405
Yonex Co. Ltd.	18,400	219,678
Yoshinoya Holdings Co. Ltd.	17,800	329,106
Yuasa Trading Co. Ltd.	5,300	153,924
Yurtec Corp.	9,900	60,144
Z Holdings Corp.	722,700	1,979,650
Zenkoku Hosho Co. Ltd.	12,500	459,426
Zenrin Co. Ltd.	6,100	39,464
Zensho Holdings Co. Ltd.	25,500	810,209
Zeon Corp.	33,900	349,774
ZERIA Pharmaceutical Co. Ltd.	8,100	145,179
Zojirushi Corp.	7,400	97,117
ZOZO Inc.	31,300	658,688
Zuken Inc.	2,200	55,857
		1,073,730,018
New Zealand — 0.9%
a2 Milk Co. Ltd. (The)(a)	190,977	697,519

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Air New Zealand Ltd.(a)	450,292	$212,157
Auckland International Airport Ltd.(a)	326,271	1,786,449
Chorus Ltd.	117,851	630,148
Contact Energy Ltd.	204,966	994,094
EBOS Group Ltd.	42,225	1,158,781
Fisher & Paykel Healthcare Corp. Ltd.	150,826	2,587,104
Fletcher Building Ltd.	196,812	548,775
Genesis Energy Ltd.	138,686	232,733
Goodman Property Trust	286,707	387,774
Infratil Ltd.	185,993	1,099,813
Kiwi Property Group Ltd.	417,475	238,053
Mercury NZ Ltd.	168,932	663,552
Meridian Energy Ltd.	340,138	1,151,941
Oceania Healthcare Ltd.	129,396	55,255
Precinct Properties New Zealand Ltd.	373,742	286,591
Pushpay Holdings Ltd.(a)	278,149	244,648
Ryman Healthcare Ltd.	138,138	453,792
SKYCITY Entertainment Group Ltd.	230,379	342,120
Spark New Zealand Ltd.	499,874	1,619,667
Summerset Group Holdings Ltd.	69,152	348,491
Warehouse Group Ltd. (The)(b)	37,239	39,665
		15,779,122
Singapore — 4.4%
AEM Holdings Ltd.(b)	64,600	164,632
AIMS APAC REIT	139,600	143,815
AustAsia Group Ltd.(a)	38,660	15,760
Best World International Ltd.(a)	34,800	57,089
Bumitama Agri Ltd.	145,900	63,065
CapitaLand Ascendas REIT	891,315	1,918,042
CapitaLand Ascott Trust	590,157	479,151
CapitaLand China Trust(b)	337,935	281,835
Capitaland India Trust	304,200	249,105
CapitaLand Integrated Commercial Trust	1,395,696	2,131,142
Capitaland Investment Ltd/Singapore	688,200	1,926,426
CDL Hospitality Trusts.	257,955	244,687
City Developments Ltd.	99,300	519,467
ComfortDelGro Corp. Ltd.	547,300	489,928
Cromwell European Real Estate Investment Trust	96,200	163,244
DBS Group Holdings Ltd.	471,100	11,640,859
Digital Core REIT Management Pte Ltd.	221,900	96,825
ESR-LOGOS REIT(b)	1,350,956	329,788
Far East Hospitality Trust	265,200	123,509
First Resources Ltd.	159,600	184,000
Frasers Centrepoint Trust	248,267	412,538
Frasers Hospitality Trust	294,900	106,106
Frasers Logistics & Commercial Trust	746,383	757,533
Frencken Group Ltd.	84,000	65,998
Genting Singapore Ltd.	1,623,500	1,381,152
Golden Agri-Resources Ltd.	1,742,400	360,351
Grab Holdings Ltd., Class A(a)(b)	335,591	976,570
Hour Glass Ltd. (The)	61,800	96,601
Hutchison Port Holdings Trust, Class U(b)	1,595,300	302,630
iFAST Corp. Ltd.	38,500	134,020
Jardine Cycle & Carriage Ltd.	25,700	654,547
Keppel Corp. Ltd.	373,900	1,736,162
Keppel DC REIT	343,900	556,038
Keppel Infrastructure Trust(b)	948,800	348,778
Keppel Pacific Oak US REIT	271,800	97,848
Keppel REIT	514,900	336,733
Lendlease Global Commercial REIT	551,211	290,000
Security	Shares	Value

Singapore (continued)
Manulife US Real Estate Investment Trust	427,100	$76,708
Mapletree Industrial Trust	537,320	960,522
Mapletree Logistics Trust	855,887	1,120,072
Mapletree Pan Asia Commercial Trust	620,695	822,203
Maxeon Solar Technologies Ltd.(a)(b)	7,394	207,845
Nanofilm Technologies International Ltd.(b)	101,800	115,292
NetLink NBN Trust	731,600	480,263
Olam Group Ltd.(b)	281,000	339,168
OUE Commercial Real Estate Investment Trust	654,430	159,777
Oversea-Chinese Banking Corp. Ltd.	878,875	8,314,934
PARAGON REIT	332,946	233,698
Parkway Life REIT	94,800	276,098
Prime U.S. REIT	160,255	41,778
Raffles Medical Group Ltd.	227,700	251,452
Riverstone Holdings Ltd./Singapore	118,600	53,949
Sasseur Real Estate Investment Trust	159,800	86,474
SATS Ltd.(a)	238,678	455,943
Sea Ltd., ADR(a)(b)	94,188	7,174,300
Sembcorp Industries Ltd.	261,900	842,702
Sembcorp Marine Ltd.(a)	12,164,806	1,134,522
Sheng Siong Group Ltd.	205,900	273,459
SIA Engineering Co. Ltd.(a)(b)	96,300	161,516
Silverlake Axis Ltd.	228,200	57,458
Singapore Airlines Ltd.	344,100	1,513,450
Singapore Exchange Ltd.	205,200	1,476,747
Singapore Post Ltd.(b)	493,500	189,055
Singapore Technologies Engineering Ltd.	390,800	1,063,884
Singapore Telecommunications Ltd.	2,185,200	4,187,610
Starhill Global REIT(b)	410,500	161,815
StarHub Ltd.	174,200	130,806
Straits Trading Co. Ltd.	46,388	75,210
Suntec REIT(b)	608,800	617,131
TDCX Inc., ADR(a)	8,352	58,715
UMS Holdings Ltd.	150,300	116,798
United Overseas Bank Ltd.	305,100	6,479,699
UOL Group Ltd.	124,200	647,936
Venture Corp. Ltd.	77,600	991,399
Wilmar International Ltd.	507,400	1,498,715
Yangzijiang Financial Holding Ltd.(a)	910,800	263,736
Yangzijiang Shipbuilding Holdings Ltd.	699,600	652,404
Yanlord Land Group Ltd.	161,200	103,034
		73,704,251

Total Common Stocks — 99.0%
(Cost: $1,681,853,996)		1,652,351,875

Rights

Singapore — 0.0%
Keppel Infrastructure Trust, (Expires 05/17/23, Strike
Price SGD 0.47)(b)	43,449	749

Total Rights — 0.0%
(Cost: $—)		749

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	2,549	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.0%
(Cost: $1,681,853,996)		1,652,352,624

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	18,264,983	18,270,463

Total Short-Term Securities — 1.1%
(Cost: $18,269,377)		18,270,463

Total Investments — 100.1%
(Cost: $1,700,123,373)		1,670,623,087

Liabilities in Excess of Other Assets — (0.1)%		(2,381,055)

Net Assets — 100.0%		$1,668,242,032

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,039,233	$4,223,406	(a)	$—		$7,048	$776	$18,270,463	18,264,983	$215,346	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	150,000	—		(150,000	)(a)	—	—	—	—	15,014		—
						$7,048	$776	$18,270,463		$230,360		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	72	06/08/23	$10,911	$355,155
SPI 200 Index	38	06/15/23	4,635	134,247
				$489,402

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,646,379	$1,641,530,294	$175,202	$1,652,351,875
Rights	—	749	—	749
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	18,270,463	—	—	18,270,463
	$28,916,842	$1,641,531,043	$175,202	$1,670,623,087
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$489,402	$—	$489,402

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust